First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobile Components — 5.2%
80,535	Aptiv PLC (a)	$4,595,327
133,535	BorgWarner, Inc.	3,789,723
203,082	Gentex Corp.	4,423,126
54,446	Lear Corp.	4,668,745
		17,476,921
	Automobiles — 5.2%
479,306	Ford Motor Co.	4,797,853
100,823	General Motors Co.	4,561,233
190,125	Harley-Davidson, Inc.	4,262,602
49,735	Thor Industries, Inc.	3,601,809
		17,223,497
	Broadline Retail — 6.4%
9,920	Amazon.com, Inc. (a)	1,829,446
171,855	Coupang, Inc. (a)	4,016,251
13,166	Dillard’s, Inc., Class A	4,564,125
28,116	eBay, Inc.	1,916,387
18,838	Etsy, Inc. (a)	819,076
461,437	Kohl’s Corp. (b)	3,091,628
370,197	Macy’s, Inc.	4,227,650
7,970	Ollie’s Bargain Outlet Holdings, Inc. (a)	845,697
		21,310,260
	Commercial Services & Supplies — 1.2%
15,988	Copart, Inc. (a)	975,748
50,474	Rollins, Inc.	2,883,579
		3,859,327
	Consumer Staples Distribution & Retail — 3.4%
7,963	BJ’s Wholesale Club Holdings, Inc. (a)	936,130
3,986	Costco Wholesale Corp.	3,964,077
31,331	Dollar General Corp.	2,935,401
36,512	Target Corp.	3,530,711
		11,366,319
	Distributors — 1.3%
16,103	Genuine Parts Co.	1,892,908
63,873	LKQ Corp.	2,440,587
		4,333,495
	Diversified Consumer Services — 3.5%
21,600	Bright Horizons Family Solutions, Inc. (a)	2,709,072
8,385	Duolingo, Inc. (a)	3,265,790
21,543	Grand Canyon Education, Inc. (a)	3,842,625
33,820	H&R Block, Inc.	2,041,713
		11,859,200
Shares	Description	Value

	Entertainment — 8.5%
30,857	Liberty Media Corp.-Liberty Formula One, Class C (a)	$2,736,090
28,859	Live Nation Entertainment, Inc. (a)	3,822,375
4,616	Madison Square Garden Sports Corp. (a)	888,903
4,095	Netflix, Inc. (a)	4,634,393
62,481	ROBLOX Corp., Class A (a)	4,189,351
8,645	Spotify Technology S.A. (a)	5,307,857
31,135	TKO Group Holdings, Inc.	5,072,203
19,524	Walt Disney (The) Co.	1,775,708
		28,426,880
	Ground Transportation — 2.2%
155,817	Lyft, Inc., Class A (a)	1,932,131
37,583	Uber Technologies, Inc. (a)	3,044,599
45,605	U-Haul Holding Co.	2,499,154
		7,475,884
	Hotels, Restaurants & Leisure — 17.7%
26,126	Aramark	873,392
584	Booking Holdings, Inc.	2,977,980
57,995	Boyd Gaming Corp.	4,009,774
110,506	Caesars Entertainment, Inc. (a)	2,990,292
141,540	Carnival Corp. (a)	2,595,844
6,902	Choice Hotels International, Inc. (b)	870,411
22,724	Darden Restaurants, Inc.	4,559,343
4,079	Domino’s Pizza, Inc.	2,000,219
77,662	Dutch Bros, Inc., Class A (a)	4,639,528
16,349	Expedia Group, Inc.	2,565,649
4,031	Hilton Worldwide Holdings, Inc.	908,910
31,308	Hyatt Hotels Corp., Class A	3,527,786
21,680	Light & Wonder, Inc. (a)	1,851,039
60,563	Marriott Vacations Worldwide Corp.	3,319,458
2,902	McDonald’s Corp.	927,624
63,660	MGM Resorts International (a)	2,002,744
47,979	Norwegian Cruise Line Holdings Ltd. (a)	769,103
56,688	Penn Entertainment, Inc. (a)	862,791
28,683	Planet Fitness, Inc., Class A (a)	2,713,125
18,321	Royal Caribbean Cruises Ltd.	3,937,366
19,412	Starbucks Corp.	1,553,931
11,269	Texas Roadhouse, Inc.	1,870,203
19,714	Travel + Leisure Co.	866,036
5,797	Vail Resorts, Inc.	806,942
62,127	Wendy’s (The) Co.	776,588
10,063	Wyndham Hotels & Resorts, Inc.	858,374

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
11,043	Wynn Resorts Ltd.	$886,863
17,282	Yum! Brands, Inc.	2,599,904
		59,121,219
	Household Durables — 8.0%
37,387	D.R. Horton, Inc.	4,723,474
4,188	Garmin Ltd.	782,611
41,595	Lennar Corp., Class A	4,517,633
392	NVR, Inc. (a)	2,793,294
46,229	PulteGroup, Inc.	4,742,171
22,626	SharkNinja, Inc. (a)	1,821,393
44,073	Somnigroup International, Inc.	2,691,097
45,255	Toll Brothers, Inc.	4,564,872
		26,636,545
	Interactive Media & Services — 0.2%
65,193	TripAdvisor, Inc. (a)	811,653
	Leisure Products — 2.6%
14,710	Hasbro, Inc.	910,549
196,175	Mattel, Inc. (a)	3,117,221
66,339	Polaris, Inc.	2,252,872
81,470	YETI Holdings, Inc. (a)	2,325,969
		8,606,611
	Media — 5.0%
68,266	Fox Corp., Class A	3,398,964
105,078	Interpublic Group of (The) Cos., Inc.	2,639,559
38,002	New York Times (The) Co., Class A	1,978,384
70,588	News Corp., Class A	1,914,347
26,648	Nexstar Media Group, Inc.	3,988,140
34,399	Omnicom Group, Inc.	2,619,828
		16,539,222
	Passenger Airlines — 4.4%
77,707	Alaska Air Group, Inc. (a)	3,440,089
112,305	Delta Air Lines, Inc.	4,675,257
60,336	Southwest Airlines Co.	1,686,994
69,856	United Airlines Holdings, Inc. (a)	4,807,490
		14,609,830
	Personal Care Products — 0.5%
345,231	Coty, Inc., Class A (a)	1,743,416
	Specialty Retail — 17.7%
23,216	AutoNation, Inc. (a)	4,043,066
1,005	AutoZone, Inc. (a)	3,781,413
89,607	Bath & Body Works, Inc.	2,733,910
25,631	Best Buy Co., Inc.	1,709,331
3,767	Burlington Stores, Inc. (a)	847,726
Shares	Description	Value

	Specialty Retail (Continued)
24,149	CarMax, Inc. (a)	$1,561,716
22,409	Carvana Co. (a)	5,475,639
13,280	Dick’s Sporting Goods, Inc.	2,493,187
49,854	Five Below, Inc. (a)	3,783,420
224,505	Gap (The), Inc.	4,916,660
2,513	Home Depot (The), Inc.	905,911
12,833	Lithia Motors, Inc.	3,756,989
3,916	Lowe’s Cos., Inc.	875,461
4,010	Murphy USA, Inc.	1,999,266
2,657	O’Reilly Automotive, Inc. (a)	3,760,186
26,024	Penske Automotive Group, Inc.	4,051,156
14,767	Ross Stores, Inc.	2,052,613
22,363	TJX (The) Cos., Inc.	2,877,671
34,564	Tractor Supply Co.	1,749,630
7,350	Ulta Beauty, Inc. (a)	2,907,954
26,084	Valvoline, Inc. (a)	893,638
11,979	Williams-Sonoma, Inc.	1,850,396
		59,026,939
	Textiles, Apparel & Luxury Goods — 6.9%
19,764	Birkenstock Holding PLC (a)	1,016,463
116,047	Carter’s, Inc.	3,835,353
35,707	Columbia Sportswear Co.	2,219,904
43,650	Crocs, Inc. (a)	4,208,733
29,440	NIKE, Inc., Class B	1,660,416
62,346	PVH Corp.	4,300,627
8,318	Ralph Lauren Corp.	1,871,134
66,292	Skechers USA, Inc., Class A (a)	3,183,342
12,564	Tapestry, Inc.	887,647
		23,183,619
	Total Common Stocks	333,610,837
	(Cost $379,728,859)
MONEY MARKET FUNDS — 0.2%
715,981	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	715,981
	(Cost $715,981)

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$1,470,715	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $1,470,894. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $1,500,129. (d)	$1,470,715
1,413,041	RBC Dominion Securities, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $1,413,212. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $1,441,302. (d)	1,413,041
	Total Repurchase Agreements	2,883,756
	(Cost $2,883,756)

	Total Investments — 101.0%	337,210,574
	(Cost $383,328,596)
	Net Other Assets and Liabilities — (1.0)%	(3,228,424)
	Net Assets — 100.0%	$333,982,150

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,751,267 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,883,756.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 333,610,837	$ 333,610,837	$ —	$ —
Money Market Funds	715,981	715,981	—	—
Repurchase Agreements	2,883,756	—	2,883,756	—
Total Investments	$337,210,574	$334,326,818	$2,883,756	$—

*	See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Beverages — 13.2%
9,863	Boston Beer (The) Co., Inc., Class A (a)	$2,424,326
215,037	Brown-Forman Corp., Class B	7,491,889
67,203	Celsius Holdings, Inc. (a)	2,349,417
66,822	Coca-Cola (The) Co.	4,847,936
3,458	Coca-Cola Consolidated, Inc.	4,688,391
196,053	Molson Coors Beverage Co., Class B	11,278,929
81,344	Monster Beverage Corp. (a)	4,890,401
		37,971,289
	Chemicals — 0.8%
37,785	Corteva, Inc.	2,342,292
	Consumer Staples Distribution & Retail — 17.4%
321,740	Albertsons Cos., Inc., Class A	7,071,845
27,248	Casey’s General Stores, Inc.	12,604,652
520,127	Grocery Outlet Holding Corp. (a)	8,732,933
105,720	Kroger (The) Co.	7,634,041
90,670	Performance Food Group Co. (a)	7,313,442
63,677	Sysco Corp.	4,546,538
36,394	US Foods Holding Corp. (a)	2,389,630
		50,293,081
	Food Products — 44.4%
249,041	Archer-Daniels-Midland Co.	11,891,708
154,223	Bunge Global S.A.	12,140,435
60,182	Campbell’s (The) Co.	2,194,236
180,545	Conagra Brands, Inc.	4,461,267
372,287	Darling Ingredients, Inc. (a)	11,983,919
507,128	Flowers Foods, Inc.	8,920,381
120,626	General Mills, Inc.	6,844,319
42,470	Hershey (The) Co.	7,100,559
156,230	Hormel Foods Corp.	4,671,277
70,645	Ingredion, Inc.	9,383,069
316,694	Kraft Heinz (The) Co.	9,215,795
45,043	Lamb Weston Holdings, Inc.	2,378,721
70,991	Mondelez International, Inc., Class A	4,836,617
240,845	Pilgrim’s Pride Corp.	13,145,320
82,003	Post Holdings, Inc. (a)	9,280,279
152,195	Tyson Foods, Inc., Class A	9,320,422
		127,768,324
	Health Care Providers & Services — 12.1%
43,280	Cencora, Inc.	12,666,758
141,292	CVS Health Corp.	9,425,589
17,822	McKesson Corp.	12,703,343
		34,795,690
Shares	Description	Value

	Household Products — 9.3%
25,572	Colgate-Palmolive Co.	$2,357,483
33,576	Kimberly-Clark Corp.	4,424,645
14,079	Procter & Gamble (The) Co.	2,288,823
402,389	Reynolds Consumer Products, Inc.	9,254,947
134,977	Spectrum Brands Holdings, Inc.	8,517,049
		26,842,947
	Tobacco — 2.5%
122,534	Altria Group, Inc.	7,247,886
	Total Common Stocks	287,261,509
	(Cost $295,494,560)
MONEY MARKET FUNDS — 0.2%
518,089	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (b)	518,089
	(Cost $518,089)

	Total Investments — 99.9%	287,779,598
	(Cost $296,012,649)
	Net Other Assets and Liabilities — 0.1%	148,726
	Net Assets — 100.0%	$287,928,324

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 287,261,509	$ 287,261,509	$ —	$ —
Money Market Funds	518,089	518,089	—	—
Total Investments	$287,779,598	$287,779,598	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 13.2%
118,348	Baker Hughes Co.	$4,189,519
415,016	Halliburton Co.	8,225,617
860,132	NOV, Inc.	9,986,133
188,463	Schlumberger N.V.	6,266,395
164,810	TechnipFMC PLC	4,642,698
48,921	Weatherford International PLC	2,025,329
		35,335,691
	Oil, Gas & Consumable Fuels — 81.1%
435,289	Antero Midstream Corp.	7,204,033
64,789	Antero Resources Corp. (a)	2,256,601
501,841	APA Corp.	7,798,609
22,949	Cheniere Energy, Inc.	5,303,743
47,187	Chevron Corp.	6,420,263
117,678	Chord Energy Corp.	10,618,086
386,662	Civitas Resources, Inc.	10,536,540
100,616	ConocoPhillips	8,966,898
364,772	Coterra Energy, Inc.	8,958,800
352,803	Devon Energy Corp.	10,728,739
65,911	Diamondback Energy, Inc.	8,700,911
27,033	DT Midstream, Inc.	2,627,608
82,010	EOG Resources, Inc.	9,048,163
98,394	EQT Corp.	4,864,599
23,516	Expand Energy Corp.	2,443,313
89,079	Exxon Mobil Corp.	9,409,415
239,038	HF Sinclair Corp.	7,187,873
185,187	Kinder Morgan, Inc.	4,870,418
36,157	Marathon Petroleum Corp.	4,968,333
259,330	Matador Resources Co.	10,253,908
349,732	New Fortress Energy, Inc. (b)	1,899,045
161,675	Occidental Petroleum Corp.	6,371,612
53,288	ONEOK, Inc.	4,378,142
301,857	Ovintiv, Inc.	10,136,358
960,474	Permian Resources Corp.	11,333,593
42,632	Phillips 66	4,436,286
65,916	Range Resources Corp.	2,236,530
39,158	Targa Resources Corp.	6,692,102
7,846	Texas Pacific Land Corp.	10,112,474
59,468	Valero Energy Corp.	6,903,640
174,606	Viper Energy, Inc.	7,041,860
43,760	Williams (The) Cos., Inc.	2,563,023
		217,271,518
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 5.6%
42,497	Enphase Energy, Inc. (a)	$1,894,941
103,900	First Solar, Inc. (a)	13,072,698
		14,967,639
	Total Common Stocks	267,574,848
	(Cost $359,079,186)
MONEY MARKET FUNDS — 0.1%
241,780	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	241,780
	(Cost $241,780)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$646,131	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $646,209. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $659,054. (d)	646,131
	(Cost $646,131)

	Total Investments — 100.2%	268,462,759
	(Cost $359,967,097)
	Net Other Assets and Liabilities — (0.2)%	(560,101)
	Net Assets — 100.0%	$267,902,658

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $591,903 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $646,131.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 267,574,848	$ 267,574,848	$ —	$ —
Money Market Funds	241,780	241,780	—	—
Repurchase Agreements	646,131	—	646,131	—
Total Investments	$268,462,759	$267,816,628	$646,131	$—

*	See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 22.4%
328,264	Bank of America Corp.	$13,091,168
627,936	Bank OZK	26,750,074
132,112	BOK Financial Corp.	12,308,875
386,156	Citigroup, Inc.	26,405,347
335,540	Citizens Financial Group, Inc.	12,378,071
1,100,570	Columbia Banking System, Inc.	24,674,779
234,005	Comerica, Inc.	12,577,769
219,307	East West Bancorp, Inc.	18,761,714
349,850	Fifth Third Bancorp	12,573,609
14,951	First Citizens BancShares, Inc., Class A	26,599,922
267,661	First Hawaiian, Inc.	6,118,730
711,579	First Horizon Corp.	12,865,348
2,029,740	FNB Corp.	26,569,297
1,301,446	Huntington Bancshares, Inc.	18,910,010
26,602	JPMorgan Chase & Co.	6,507,381
110,323	M&T Bank Corp.	18,728,432
77,994	PNC Financial Services Group (The), Inc.	12,532,856
213,556	Popular, Inc.	20,377,514
192,725	Prosperity Bancshares, Inc.	13,086,028
902,026	Regions Financial Corp.	18,410,351
141,727	Synovus Financial Corp.	6,139,614
465,804	U.S. Bancorp	18,790,533
383,541	Webster Financial Corp.	18,141,489
90,949	Wells Fargo & Co.	6,458,289
256,989	Western Alliance Bancorp	17,914,703
121,112	Wintrust Financial Corp.	13,464,021
393,215	Zions Bancorp N.A.	17,682,879
		438,818,803
	Capital Markets — 25.7%
200,956	Affiliated Managers Group, Inc.	33,284,342
27,876	Ameriprise Financial, Inc.	13,130,154
162,584	Bank of New York Mellon (The) Corp.	13,073,379
317,614	Blue Owl Capital, Inc.	5,885,387
146,504	Carlyle Group (The), Inc.	5,660,915
175,355	Charles Schwab (The) Corp.	14,273,897
32,358	Evercore, Inc., Class A	6,642,774
1,007,580	Franklin Resources, Inc.	18,902,201
62,069	Goldman Sachs Group (The), Inc.	33,985,881
118,562	Houlihan Lokey, Inc.	19,216,529
2,241,547	Invesco Ltd.	31,224,750
750,189	Janus Henderson Group PLC	24,913,777
254,387	Jefferies Financial Group, Inc.	11,887,505
148,007	Lazard, Inc.	5,757,472
101,693	LPL Financial Holdings, Inc.	32,520,404
13,833	Moody’s Corp.	6,268,009
294,179	Morgan Stanley	33,954,140
Shares	Description	Value

	Capital Markets (Continued)
278,090	Northern Trust Corp.	$26,134,898
46,961	Raymond James Financial, Inc.	6,435,535
251,759	SEI Investments Co.	19,710,212
306,680	State Street Corp.	27,018,508
68,406	Stifel Financial Corp.	5,861,710
369,012	T. Rowe Price Group, Inc.	32,676,013
135,906	TPG, Inc.	6,312,834
230,129	Tradeweb Markets, Inc., Class A	31,826,841
353,298	Virtu Financial, Inc., Class A	13,831,617
1,375,025	XP, Inc., Class A	22,137,902
		502,527,586
	Consumer Finance — 5.6%
742,416	Ally Financial, Inc.	24,247,307
52,032	Credit Acceptance Corp. (a)	25,361,437
555,107	OneMain Holdings, Inc.	26,128,887
218,963	SLM Corp.	6,330,220
2,287,097	SoFi Technologies, Inc. (a)	28,611,583
		110,679,434
	Financial Services — 6.6%
63,880	Berkshire Hathaway, Inc., Class B (a)	34,064,010
615,905	Corebridge Financial, Inc.	18,249,265
651,144	Equitable Holdings, Inc.	32,199,071
1,352,751	MGIC Investment Corp.	33,697,027
1,212,258	UWM Holdings Corp.	5,697,613
95,456	Voya Financial, Inc.	5,650,995
		129,557,981
	Insurance — 35.2%
121,123	Aflac, Inc.	13,163,648
164,090	Allstate (The) Corp.	32,553,815
49,082	American Financial Group, Inc.	6,216,726
313,776	American International Group, Inc.	25,579,020
354,165	Arch Capital Group Ltd.	32,115,682
99,020	Arthur J. Gallagher & Co.	31,754,724
309,177	Assured Guaranty Ltd.	27,124,098
270,933	Axis Capital Holdings Ltd.	26,096,267
468,277	Brighthouse Financial, Inc. (a)	27,263,087
274,347	Brown & Brown, Inc.	30,342,778
45,176	Chubb Ltd.	12,923,950
230,909	Cincinnati Financial Corp.	32,144,842
127,465	CNA Financial Corp.	6,138,714
74,536	Everest Group Ltd.	26,745,753
98,374	Fidelity National Financial, Inc.	6,300,855
147,257	Globe Life, Inc.	18,162,678
37,075	Hanover Insurance Group (The), Inc.	6,158,157
156,416	Hartford Insurance Group (The), Inc.	19,187,551
202,486	Kemper Corp.	11,970,972
27,908	Kinsale Capital Group, Inc.	12,147,236

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
756,442	Lincoln National Corp.	$24,107,807
211,285	Loews Corp.	18,345,877
18,299	Markel Group, Inc. (a)	33,278,561
111,633	Marsh & McLennan Cos., Inc.	25,169,893
491,074	Old Republic International Corp.	18,464,382
76,161	Principal Financial Group, Inc.	5,647,338
119,766	Progressive (The) Corp.	33,742,873
138,986	RenaissanceRe Holdings Ltd.	33,624,883
168,748	RLI Corp.	12,489,039
461,313	Ryan Specialty Holdings, Inc.	30,220,615
73,547	Travelers (The) Cos., Inc.	19,425,969
332,190	Unum Group	25,797,875
3,424	White Mountains Insurance Group Ltd.	6,051,749
		690,457,414
	Mortgage REITs — 3.3%
2,050,214	AGNC Investment Corp. (b)	18,103,390
677,941	Annaly Capital Management, Inc.	13,287,643
2,978,905	Rithm Capital Corp.	33,304,158
		64,695,191
	Professional Services — 1.0%
79,511	Broadridge Financial Solutions, Inc.	19,273,466
	Total Common Stocks	1,956,009,875
	(Cost $1,923,423,519)
MONEY MARKET FUNDS — 0.2%
3,033,142	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	3,033,142
	(Cost $3,033,142)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$305,012	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $305,049. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $311,112. (d)	$305,012
	(Cost $305,012)

	Total Investments — 100.0%	1,959,348,029
	(Cost $1,926,761,673)
	Net Other Assets and Liabilities — (0.0)%	(136,251)
	Net Assets — 100.0%	$1,959,211,778

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $283,196 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $305,012.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,956,009,875	$ 1,956,009,875	$ —	$ —
Money Market Funds	3,033,142	3,033,142	—	—
Repurchase Agreements	305,012	—	305,012	—
Total Investments	$1,959,348,029	$1,959,043,017	$305,012	$—

*	See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 19.4%
58,686	AbbVie, Inc.	$11,449,639
63,108	Alnylam Pharmaceuticals, Inc. (a)	16,612,550
52,593	Amgen, Inc.	15,300,355
152,823	Biogen, Inc. (a)	18,503,809
118,793	BioMarin Pharmaceutical, Inc. (a)	7,565,926
554,453	Exelixis, Inc. (a)	21,706,835
132,498	Incyte Corp. (a)	8,302,325
114,766	Natera, Inc. (a)	17,321,632
35,354	Neurocrine Biosciences, Inc. (a)	3,807,272
26,159	Regeneron Pharmaceuticals, Inc.	15,662,963
65,752	United Therapeutics Corp. (a)	19,928,774
33,300	Vertex Pharmaceuticals, Inc. (a)	16,966,350
		173,128,430
	Health Care Equipment & Supplies — 23.6%
122,574	Abbott Laboratories	16,026,550
51,059	Align Technology, Inc. (a)	8,848,525
35,702	Becton Dickinson & Co.	7,393,527
99,297	Cooper (The) Cos., Inc. (a)	8,109,586
56,199	Dexcom, Inc. (a)	4,011,485
112,300	Edwards Lifesciences Corp. (a)	8,477,527
101,429	GE HealthCare Technologies, Inc.	7,133,502
51,550	Globus Medical, Inc., Class A (a)	3,699,744
262,972	Hologic, Inc. (a)	15,304,970
9,039	IDEXX Laboratories, Inc. (a)	3,910,723
76,666	Insulet Corp. (a)	19,342,065
24,388	Intuitive Surgical, Inc. (a)	12,579,330
72,228	Masimo Corp. (a)	11,625,819
136,806	Medtronic PLC	11,595,677
74,421	Penumbra, Inc. (a)	21,793,446
36,306	ResMed, Inc.	8,589,637
49,556	Solventum Corp. (a)	3,276,643
35,756	STERIS PLC	8,035,803
32,432	Stryker Corp.	12,126,973
26,968	Teleflex, Inc.	3,695,964
143,641	Zimmer Biomet Holdings, Inc.	14,802,205
		210,379,701
	Health Care Providers & Services — 31.1%
674,127	Acadia Healthcare Co., Inc. (a)	15,774,572
147,138	Cardinal Health, Inc.	20,789,128
333,773	Centene Corp. (a)	19,976,314
19,568	Chemed Corp.	11,378,988
60,960	Cigna Group (The)	20,728,838
106,259	DaVita, Inc. (a)	15,040,961
27,980	Elevance Health, Inc.	11,767,828
Shares	Description	Value

	Health Care Providers & Services (Continued)
119,533	Encompass Health Corp.	$13,984,166
46,686	HCA Healthcare, Inc.	16,110,405
175,274	Henry Schein, Inc. (a)	11,387,552
30,487	Humana, Inc.	7,994,911
52,035	Labcorp Holdings, Inc.	12,540,955
61,567	Molina Healthcare, Inc. (a)	20,133,025
828,616	Premier, Inc., Class A (b)	16,862,336
71,515	Quest Diagnostics, Inc.	12,745,403
151,248	Tenet Healthcare Corp. (a)	21,620,901
23,140	UnitedHealth Group, Inc.	9,520,722
107,431	Universal Health Services, Inc., Class B	19,022,807
		277,379,812
	Health Care Technology — 4.3%
383,295	Certara, Inc. (a)	5,312,469
355,722	Doximity, Inc., Class A (a)	20,233,467
53,121	Veeva Systems, Inc., Class A (a)	12,413,847
		37,959,783
	Life Sciences Tools & Services — 8.0%
70,762	Agilent Technologies, Inc.	7,613,991
1,021,603	Avantor, Inc. (a)	13,270,623
65,963	Bio-Techne Corp.	3,321,237
93,691	Bruker Corp.	3,753,262
25,917	Charles River Laboratories International, Inc. (a)	3,074,275
18,876	Danaher Corp.	3,762,553
47,133	IQVIA Holdings, Inc. (a)	7,308,914
12,705	Medpace Holdings, Inc. (a)	3,918,095
77,373	Revvity, Inc.	7,228,959
16,714	Thermo Fisher Scientific, Inc.	7,170,306
10,627	Waters Corp. (a)	3,695,327
36,659	West Pharmaceutical Services, Inc.	7,745,680
		71,863,222
	Pharmaceuticals — 13.6%
1,949,439	Elanco Animal Health, Inc. (a)	18,480,682
15,034	Eli Lilly & Co.	13,514,814
161,427	Jazz Pharmaceuticals PLC (a)	18,880,502
24,690	Johnson & Johnson	3,859,294
1,142,347	Organon & Co.	14,770,547
136,572	Perrigo Co. PLC	3,512,632
657,759	Pfizer, Inc.	16,055,897
388,389	Royalty Pharma PLC, Class A	12,746,927
1,876,903	Viatris, Inc.	15,803,523
23,366	Zoetis, Inc.	3,654,442
		121,279,260
	Total Common Stocks	891,990,208
	(Cost $866,179,943)

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
652,559	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	$652,559
	(Cost $652,559)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$1,156,304	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $1,156,444. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $1,179,430. (d)	1,156,304
1,110,959	RBC Dominion Securities, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $1,111,094. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $1,133,178. (d)	1,110,959
	Total Repurchase Agreements	2,267,263
	(Cost $2,267,263)

	Total Investments — 100.3%	894,910,030
	(Cost $869,099,765)
	Net Other Assets and Liabilities — (0.3)%	(2,687,775)
	Net Assets — 100.0%	$892,222,255

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $2,189,721 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,267,263.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 891,990,208	$ 891,990,208	$ —	$ —
Money Market Funds	652,559	652,559	—	—
Repurchase Agreements	2,267,263	—	2,267,263	—
Total Investments	$894,910,030	$892,642,767	$2,267,263	$—

*	See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 9.7%
31,749	Axon Enterprise, Inc. (a)	$19,471,662
31,340	General Dynamics Corp.	8,528,241
105,397	General Electric Co.	21,241,711
79,488	HEICO Corp.	19,932,411
162,980	Howmet Aerospace, Inc.	22,585,768
106,223	Huntington Ingalls Industries, Inc.	24,467,406
40,956	L3Harris Technologies, Inc.	9,011,139
16,742	Northrop Grumman Corp.	8,144,983
238,115	Textron, Inc.	16,756,153
9,219	TransDigm Group, Inc.	13,027,092
		163,166,566
	Air Freight & Logistics — 3.7%
140,565	Expeditors International of Washington, Inc.	15,449,499
88,759	FedEx Corp.	18,668,680
436,215	GXO Logistics, Inc. (a)	15,808,432
117,944	United Parcel Service, Inc., Class B	11,240,063
		61,166,674
	Building Products — 9.7%
196,445	A.O. Smith Corp.	13,330,758
157,664	Advanced Drainage Systems, Inc.	17,893,287
65,584	Allegion PLC	9,129,293
121,307	Armstrong World Industries, Inc.	17,591,941
177,320	AZEK (The) Co., Inc. (a)	8,787,979
170,987	Builders FirstSource, Inc. (a)	20,455,175
25,038	Carlisle Cos., Inc.	9,501,420
282,045	Fortune Brands Innovations, Inc.	15,179,662
628,470	Hayward Holdings, Inc. (a)	8,377,505
7,332	Lennox International, Inc.	4,008,771
59,306	Masco Corp.	3,594,537
119,259	Owens Corning	17,341,451
82,141	Simpson Manufacturing Co., Inc.	12,624,250
12,127	Trane Technologies PLC	4,648,401
		162,464,430
	Chemicals — 2.6%
257,375	Axalta Coating Systems Ltd. (a)	8,364,688
496,456	Dow, Inc.	15,186,589
114,735	DuPont de Nemours, Inc.	7,571,363
78,854	PPG Industries, Inc.	8,584,046
35,568	RPM International, Inc.	3,796,884
		43,503,570
	Commercial Services & Supplies — 2.0%
61,994	Cintas Corp.	13,122,890
Shares	Description	Value

	Commercial Services & Supplies (Continued)
58,410	MSA Safety, Inc.	$9,194,902
1,340,972	Vestis Corp.	11,746,915
		34,064,707
	Construction & Engineering — 2.2%
12,554	Comfort Systems USA, Inc.	4,990,843
34,320	EMCOR Group, Inc.	13,752,024
59,564	Valmont Industries, Inc.	17,465,356
		36,208,223
	Construction Materials — 2.7%
75,536	Eagle Materials, Inc.	17,100,595
44,327	Martin Marietta Materials, Inc.	23,226,461
17,459	Vulcan Materials Co.	4,580,020
		44,907,076
	Consumer Finance — 2.3%
31,763	American Express Co.	8,461,981
48,207	Capital One Financial Corp.	8,689,794
403,266	Synchrony Financial	20,949,668
		38,101,443
	Containers & Packaging — 4.2%
875,755	Amcor PLC	8,056,946
57,622	AptarGroup, Inc.	8,640,419
819,144	Graphic Packaging Holding Co.	20,732,535
64,456	Packaging Corp. of America	11,963,678
142,591	Sealed Air Corp.	3,929,808
251,208	Silgan Holdings, Inc.	12,974,893
86,423	Sonoco Products Co.	3,543,343
		69,841,622
	Diversified Consumer Services — 1.3%
2,632,100	ADT, Inc.	21,109,442
	Electrical Equipment — 4.1%
65,169	Acuity, Inc.	15,875,820
24,094	AMETEK, Inc.	4,085,860
37,655	Emerson Electric Co.	3,957,917
68,007	Generac Holdings, Inc. (a)	7,778,641
25,810	Hubbell, Inc.	9,373,676
112,336	Regal Rexnord Corp.	11,889,642
709,134	Sensata Technologies Holding PLC	15,175,468
		68,137,024
	Electronic Equipment, Instruments & Components — 3.4%
333,446	Crane NXT Co.	15,645,286
8,310	Teledyne Technologies, Inc. (a)	3,872,709

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
328,512	Trimble, Inc. (a)	$20,413,736
522,098	Vontier Corp.	16,607,938
		56,539,669
	Financial Services — 9.5%
387,623	Block, Inc. (a)	22,664,317
36,609	Corpay, Inc. (a)	11,911,470
78,884	Euronet Worldwide, Inc. (a)	7,817,404
96,744	Fiserv, Inc. (a)	17,856,040
218,183	Global Payments, Inc.	16,649,545
22,512	Jack Henry & Associates, Inc.	3,904,256
23,497	Mastercard, Inc., Class A	12,877,766
129,973	PayPal Holdings, Inc. (a)	8,557,422
154,004	Shift4 Payments, Inc., Class A (a) (b)	12,597,527
62,013	Visa, Inc., Class A	21,425,492
2,035,829	Western Union (The) Co.	20,175,065
25,740	WEX, Inc. (a)	3,355,724
		159,792,028
	Ground Transportation — 6.2%
436,245	CSX Corp.	12,245,397
86,069	J.B. Hunt Transport Services, Inc.	11,238,890
392,647	Knight-Swift Transportation Holdings, Inc.	15,379,983
27,600	Landstar System, Inc.	3,702,540
36,311	Norfolk Southern Corp.	8,135,480
146,848	Ryder System, Inc.	20,216,564
36,326	Saia, Inc. (a)	8,863,544
936,678	Schneider National, Inc., Class B	20,129,210
17,467	Union Pacific Corp.	3,766,933
		103,678,541
	Household Durables — 2.2%
186,744	Mohawk Industries, Inc. (a)	19,860,225
56,295	TopBuild Corp. (a)	16,649,809
		36,510,034
	Industrial Conglomerates — 1.2%
116,353	3M Co.	16,162,595
19,407	Honeywell International, Inc.	4,085,174
		20,247,769
	IT Services — 0.2%
13,206	Accenture PLC, Class A	3,950,575
	Leisure Products — 0.9%
318,608	Brunswick Corp.	14,671,898
Shares	Description	Value

	Machinery — 15.9%
220,625	Allison Transmission Holdings, Inc.	$20,350,450
38,981	Caterpillar, Inc.	12,055,654
1,379,004	CNH Industrial N.V.	15,955,076
68,108	Cummins, Inc.	20,012,855
191,058	Donaldson Co., Inc.	12,558,242
97,369	Dover Corp.	16,616,020
34,262	Esab Corp.	4,115,551
84,206	Flowserve Corp.	3,808,637
56,353	Fortive Corp.	3,927,241
925,280	Gates Industrial Corp. PLC (a)	17,506,298
49,095	Graco, Inc.	4,006,643
22,867	IDEX Corp.	3,978,172
16,652	Illinois Tool Works, Inc.	3,994,981
98,261	ITT, Inc.	13,463,722
21,553	Lincoln Electric Holdings, Inc.	3,797,639
84,377	Middleby (The) Corp. (a)	11,251,673
20,609	Nordson Corp.	3,906,848
228,659	Oshkosh Corp.	19,152,478
218,512	PACCAR, Inc.	19,711,968
6,790	Parker-Hannifin Corp.	4,108,357
97,581	Pentair PLC	8,853,524
50,599	Snap-on, Inc.	15,878,472
112,838	Stanley Black & Decker, Inc.	6,772,537
177,577	Toro (The) Co.	12,124,958
22,558	Westinghouse Air Brake Technologies Corp.	4,167,365
34,550	Xylem, Inc.	4,165,693
		266,241,054
	Marine Transportation — 1.0%
169,101	Kirby Corp. (a)	16,296,263
	Metals & Mining — 0.5%
163,333	ATI, Inc. (a)	8,882,048
	Paper & Forest Products — 1.2%
235,555	Louisiana-Pacific Corp.	20,330,752
	Professional Services — 6.1%
56,052	Automatic Data Processing, Inc.	16,849,231
78,523	FTI Consulting, Inc. (a)	13,056,804
254,880	Genpact Ltd.	12,810,269
219,723	ManpowerGroup, Inc.	9,463,470
83,361	Paychex, Inc.	12,264,070
67,885	Paylocity Holding Corp. (a)	13,040,709
159,094	Robert Half, Inc.	7,047,864
57,541	Verisk Analytics, Inc.	17,056,879
		101,589,296
	Semiconductors & Semiconductor Equipment — 0.4%
107,027	MKS Instruments, Inc.	7,506,874

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 0.5%
4,600	Fair Isaac Corp. (a)	$9,152,528
	Trading Companies & Distributors — 6.2%
443,299	Air Lease Corp.	20,728,661
260,973	Core & Main, Inc., Class A (a)	13,748,058
53,442	Ferguson Enterprises, Inc.	9,066,970
220,798	MSC Industrial Direct Co., Inc., Class A	16,886,631
33,981	United Rentals, Inc.	21,457,302
137,308	WESCO International, Inc.	22,375,712
		104,263,334
	Total Common Stocks	1,672,323,440
	(Cost $1,618,064,978)
MONEY MARKET FUNDS — 0.1%
1,499,995	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	1,499,995
	(Cost $1,499,995)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$6,499,183	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $6,499,972. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $6,629,167. (d)	$6,499,183
6,244,314	RBC Dominion Securities, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $6,245,070. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $6,369,201. (d)	6,244,314
	Total Repurchase Agreements	12,743,497
	(Cost $12,743,497)

	Total Investments — 100.8%	1,686,566,932
	(Cost $1,632,308,470)
	Net Other Assets and Liabilities — (0.8)%	(13,461,689)
	Net Assets — 100.0%	$1,673,105,243

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $11,337,725 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,743,497.

(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,672,323,440	$ 1,672,323,440	$ —	$ —
Money Market Funds	1,499,995	1,499,995	—	—
Repurchase Agreements	12,743,497	—	12,743,497	—
Total Investments	$1,686,566,932	$1,673,823,435	$12,743,497	$—

*	See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.7%
75,611	Hexcel Corp.	$3,664,865
	Chemicals — 52.9%
21,156	Air Products and Chemicals, Inc.	5,735,180
25,213	Albemarle Corp.	1,476,221
107,449	Ashland, Inc.	5,844,151
32,520	Celanese Corp.	1,447,465
130,007	CF Industries Holdings, Inc.	10,188,649
479,042	Chemours (The) Co.	5,930,540
117,477	Eastman Chemical Co.	9,045,729
24,417	Ecolab, Inc.	6,139,166
275,073	Element Solutions, Inc.	5,614,240
196,390	FMC Corp.	8,232,669
117,354	Huntsman Corp.	1,561,982
53,452	International Flavors & Fragrances, Inc.	4,193,844
3,877	Linde PLC	1,757,173
118,188	LyondellBasell Industries N.V., Class A	6,879,724
308,875	Mosaic (The) Co.	9,389,800
18,264	NewMarket Corp.	11,237,839
347,955	Olin Corp.	7,522,787
33,061	Scotts Miracle-Gro (The) Co.	1,665,613
82,795	Westlake Corp.	7,652,742
		111,515,514
	Containers & Packaging — 4.4%
23,049	Avery Dennison Corp.	3,943,914
115,720	International Paper Co.	5,286,090
		9,230,004
	Machinery — 5.4%
5,438	RBC Bearings, Inc. (a)	1,786,764
150,530	Timken (The) Co.	9,671,552
		11,458,316
	Metals & Mining — 33.4%
205,987	Alcoa Corp.	5,052,861
223,552	Cleveland-Cliffs, Inc. (a)	1,842,069
108,548	Freeport-McMoRan, Inc.	3,910,984
71,941	MP Materials Corp. (a) (b)	1,759,677
214,276	Newmont Corp.	11,288,060
86,471	Nucor Corp.	10,322,043
28,640	Reliance, Inc.	8,254,907
25,197	Royal Gold, Inc.	4,603,744
44,088	Southern Copper Corp.	3,946,758
83,447	Steel Dynamics, Inc.	10,823,910
196,296	United States Steel Corp.	8,580,098
		70,385,111
Shares	Description	Value

	Trading Companies & Distributors — 2.1%
53,330	Fastenal Co.	$4,318,130
	Total Common Stocks	210,571,940
	(Cost $251,379,111)
MONEY MARKET FUNDS — 0.1%
311,744	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (c)	311,744
	(Cost $311,744)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$1,000,000	JPMorgan Chase & Co., 4.37% (c), dated 04/30/25, due 05/01/25, with a maturity value of $1,000,121. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $1,020,000. (d)	1,000,000
636,996	RBC Dominion Securities, Inc., 4.36% (c), dated 04/30/25, due 05/01/25, with a maturity value of $637,073. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 04/15/26 to 08/15/46. The value of the collateral including accrued interest is $649,736. (d)	636,996
	Total Repurchase Agreements	1,636,996
	(Cost $1,636,996)

	Total Investments — 100.8%	212,520,680
	(Cost $253,327,851)
	Net Other Assets and Liabilities — (0.8)%	(1,659,010)
	Net Assets — 100.0%	$210,861,670

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,583,688 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,636,996.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
(c)	Rate shown reflects yield as of April 30, 2025.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 210,571,940	$ 210,571,940	$ —	$ —
Money Market Funds	311,744	311,744	—	—
Repurchase Agreements	1,636,996	—	1,636,996	—
Total Investments	$212,520,680	$210,883,684	$1,636,996	$—

*	See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 0.6%
29,029	F5, Inc. (a)	$7,685,137
	Consumer Staples Distribution & Retail — 1.0%
290,775	Maplebear, Inc. (a)	11,599,015
	Electronic Equipment, Instruments & Components — 8.5%
236,012	Amphenol Corp., Class A	18,161,123
151,068	Arrow Electronics, Inc. (a)	16,822,932
432,223	Avnet, Inc.	20,310,159
48,103	CDW Corp.	7,723,418
61,197	Coherent Corp. (a)	3,936,191
85,727	Jabil, Inc.	12,564,149
197,570	TD SYNNEX Corp.	21,890,756
		101,408,728
	Financial Services — 1.8%
598,879	Toast, Inc., Class A (a)	21,308,115
	Hotels, Restaurants & Leisure — 1.8%
112,475	DoorDash, Inc., Class A (a)	21,695,303
	Interactive Media & Services — 3.6%
49,640	Alphabet, Inc., Class A	7,882,832
372,336	Match Group, Inc.	11,043,486
26,610	Meta Platforms, Inc., Class A	14,608,890
377,257	Pinterest, Inc., Class A (a)	9,552,147
		43,087,355
	IT Services — 17.1%
193,466	Akamai Technologies, Inc. (a)	15,589,490
171,335	Amdocs Ltd.	15,176,854
177,396	Cloudflare, Inc., Class A (a)	21,425,889
268,378	Cognizant Technology Solutions Corp., Class A	19,744,569
1,183,250	DXC Technology Co. (a)	18,364,040
93,077	EPAM Systems, Inc. (a)	14,604,712
100,836	Globant S.A. (a)	11,855,288
86,284	GoDaddy, Inc., Class A (a)	16,249,866
121,256	Kyndryl Holdings, Inc. (a)	3,931,120
195,985	Okta, Inc. (a)	21,981,678
78,206	Snowflake, Inc., Class A (a)	12,473,075
158,841	Twilio, Inc., Class A (a)	15,361,513
61,156	VeriSign, Inc. (a)	17,253,331
		204,011,425
	Professional Services — 10.7%
42,155	CACI International, Inc., Class A (a)	19,301,510
994,476	Clarivate PLC (a)	4,286,192
379,743	Concentrix Corp.	19,389,678
Shares	Description	Value

	Professional Services (Continued)
66,820	Dayforce, Inc. (a)	$3,866,873
234,227	KBR, Inc.	12,369,528
115,540	Leidos Holdings, Inc.	17,005,177
130,903	Parsons Corp. (a)	8,752,175
70,591	Paycom Software, Inc.	15,981,096
137,617	Science Applications International Corp.	16,655,785
140,903	SS&C Technologies Holdings, Inc.	10,652,267
		128,260,281
	Semiconductors & Semiconductor Equipment — 18.0%
1,132,943	Amkor Technology, Inc.	19,769,855
19,571	Analog Devices, Inc.	3,814,779
80,288	Applied Materials, Inc.	12,100,205
62,866	Astera Labs, Inc. (a)	4,105,779
46,266	Broadcom, Inc.	8,904,817
156,199	Cirrus Logic, Inc. (a)	15,001,352
216,693	GLOBALFOUNDRIES, Inc. (a)	7,599,424
11,425	KLA Corp.	8,028,233
107,054	Lam Research Corp.	7,672,560
231,288	Micron Technology, Inc.	17,797,612
6,705	Monolithic Power Systems, Inc.	3,976,736
70,783	NVIDIA Corp.	7,709,684
510,387	ON Semiconductor Corp. (a)	20,262,364
95,027	Onto Innovation, Inc. (a)	11,590,443
53,972	Qorvo, Inc. (a)	3,868,173
101,884	QUALCOMM, Inc.	15,125,699
317,512	Skyworks Solutions, Inc.	20,409,671
141,568	Teradyne, Inc.	10,505,761
43,804	Texas Instruments, Inc.	7,010,830
84,203	Universal Display Corp.	10,578,423
		215,832,400
	Software — 29.1%
17,527	Appfolio, Inc., Class A (a)	3,619,676
55,159	AppLovin Corp., Class A (a)	14,854,870
54,040	Atlassian Corp., Class A (a)	12,337,872
14,733	Autodesk, Inc. (a)	4,040,525
330,928	Confluent, Inc., Class A (a)	7,879,396
43,030	Crowdstrike Holdings, Inc., Class A (a)	18,454,276
188,576	Docusign, Inc. (a)	15,416,088
145,047	Dolby Laboratories, Inc., Class A	11,138,159
577,104	DoubleVerify Holdings, Inc. (a)	7,652,399
286,854	Dropbox, Inc., Class A (a)	8,189,682
81,505	Dynatrace, Inc. (a)	3,828,290
85,360	Elastic N.V. (a)	7,358,032
143,957	Five9, Inc. (a)	3,619,079

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
212,244	Fortinet, Inc. (a)	$22,022,437
145,786	Gen Digital, Inc.	3,771,484
81,813	Gitlab, Inc., Class A (a)	3,818,213
107,670	Guidewire Software, Inc. (a)	22,047,586
13,395	HubSpot, Inc. (a)	8,191,043
12,701	Intuit, Inc.	7,969,496
10,201	Microsoft Corp.	4,032,047
38,217	MicroStrategy, Inc., Class A (a)	14,526,664
293,947	Nutanix, Inc., Class A (a)	20,194,159
242,295	Palantir Technologies, Inc., Class A (a)	28,697,420
68,268	Palo Alto Networks, Inc. (a)	12,761,337
55,242	Pegasystems, Inc.	5,086,683
115,285	Procore Technologies, Inc. (a)	7,388,616
153,720	RingCentral, Inc., Class A (a)	3,919,860
6,598	Roper Technologies, Inc.	3,695,408
14,429	Salesforce, Inc.	3,877,217
4,805	ServiceNow, Inc. (a)	4,588,823
20,008	Tyler Technologies, Inc. (a)	10,870,346
33,243	Workday, Inc., Class A (a)	8,144,535
210,664	Zoom Communications, Inc. (a)	16,334,887
77,552	Zscaler, Inc. (a)	17,539,936
		347,866,541
	Technology Hardware, Storage & Peripherals — 7.7%
34,932	Apple, Inc.	7,423,050
84,784	Dell Technologies, Inc., Class C	7,779,780
1,311,866	Hewlett Packard Enterprise Co.	21,278,466
420,837	HP, Inc.	10,760,802
130,686	NetApp, Inc.	11,729,068
333,665	Super Micro Computer, Inc. (a)	10,630,567
501,774	Western Digital Corp. (a)	22,007,808
		91,609,541
	Total Common Stocks	1,194,363,841
	(Cost $1,077,795,116)
MONEY MARKET FUNDS — 0.1%
1,512,163	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (b)	1,512,163
	(Cost $1,512,163)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$3,190	JPMorgan Chase & Co., 4.37% (b), dated 04/30/25, due 05/01/25, with a maturity value of $3,190. Collateralized by U.S. Treasury Securities, interest rates of 3.75% to 3.88%, due 04/30/30 to 05/31/30. The value of the collateral including accrued interest is $3,254. (c)	$3,190
	(Cost $3,190)

	Total Investments — 100.0%	1,195,879,194
	(Cost $1,079,310,469)
	Net Other Assets and Liabilities — (0.0)%	(531,659)
	Net Assets — 100.0%	$1,195,347,535

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,194,363,841	$ 1,194,363,841	$ —	$ —
Money Market Funds	1,512,163	1,512,163	—	—
Repurchase Agreements	3,190	—	3,190	—
Total Investments	$1,195,879,194	$1,195,876,004	$3,190	$—

*	See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
April 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Commercial Services & Supplies — 5.9%
63,045	Clean Harbors, Inc. (a)	$13,487,847
51,944	Republic Services, Inc.	13,024,958
270,733	Waste Management, Inc.	63,178,253
		89,691,058
	Electric Utilities — 51.0%
393,012	Alliant Energy Corp.	23,989,452
350,442	American Electric Power Co., Inc.	37,966,886
122,341	Constellation Energy Corp.	27,335,873
313,679	Duke Energy Corp.	38,275,112
1,077,368	Edison International	57,649,962
147,791	Entergy Corp.	12,291,777
917,189	Evergy, Inc.	63,377,760
611,646	Eversource Energy	36,380,704
1,102,695	Exelon Corp.	51,716,395
940,027	FirstEnergy Corp.	40,308,358
323,520	IDACORP, Inc.	38,204,477
356,989	NextEra Energy, Inc.	23,875,424
642,401	NRG Energy, Inc.	70,394,302
1,097,670	OGE Energy Corp.	49,812,265
3,665,037	PG&E Corp.	60,546,411
531,443	Pinnacle West Capital Corp.	50,582,745
702,113	PPL Corp.	25,627,125
137,861	Southern (The) Co.	12,668,047
716,016	Xcel Energy, Inc.	50,622,331
		771,625,406
	Gas Utilities — 6.7%
245,112	Atmos Energy Corp.	39,372,341
1,889,406	UGI Corp.	61,953,623
		101,325,964
	Independent Power and Renewable Electricity Producers — 11.0%
5,116,818	AES (The) Corp.	51,168,180
442,621	Brookfield Renewable Corp.	12,596,994
1,661,836	Clearway Energy, Inc., Class C	48,758,268
414,237	Vistra Corp.	53,697,542
		166,220,984
	Multi-Utilities — 21.0%
377,252	Ameren Corp.	37,438,488
687,999	CenterPoint Energy, Inc.	26,680,601
336,946	CMS Energy Corp.	24,816,073
460,072	Consolidated Edison, Inc.	51,873,118
450,014	Dominion Energy, Inc.	24,471,761
275,358	DTE Energy Co.	37,724,046
626,672	NiSource, Inc.	24,509,142
152,046	Public Service Enterprise Group, Inc.	12,153,037
Shares	Description	Value

	Multi-Utilities (Continued)
884,506	Sempra	$65,692,261
116,259	WEC Energy Group, Inc.	12,732,686
		318,091,213
	Water Utilities — 4.3%
86,117	American Water Works Co., Inc.	12,660,060
1,280,311	Essential Utilities, Inc.	52,659,192
		65,319,252
	Total Common Stocks	1,512,273,877
	(Cost $1,484,488,474)
MONEY MARKET FUNDS — 0.1%
1,993,351	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.18% (b)	1,993,351
	(Cost $1,993,351)

	Total Investments — 100.0%	1,514,267,228
	(Cost $1,486,481,825)
	Net Other Assets and Liabilities — (0.0)%	(379,129)
	Net Assets — 100.0%	$1,513,888,099

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,512,273,877	$ 1,512,273,877	$ —	$ —
Money Market Funds	1,993,351	1,993,351	—	—
Total Investments	$1,514,267,228	$1,514,267,228	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
April 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.